Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of net intangible assets
		December 31
		2024	2025
	Useful life	US$ thousands
Original cost:
Capitalization of software development costs	8	5,274	4,184
Licenses	3	633	-
		5,907	4,184
Accumulated amortization:
Capitalization of software development costs		2,993	1,615
Licenses		614	-
		3,607	1,615

Intangible assets, net:
Capitalization of software development costs		2,281	2,569
Licenses		19	-
		2,300	2,569